Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended										4 Months Ended	12 Months Ended
	Jul. 21, 2024 ILS (₪)	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Mar. 28, 2023 USD ($) shares	Mar. 23, 2022 USD ($) $ / shares shares	Sep. 27, 2021 USD ($)	Sep. 27, 2021 ILS (₪)	Jul. 01, 2010 shares	Nov. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($) shares	Mar. 31, 2023	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 ILS (₪)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 31, 2024	May 09, 2024 $ / shares shares	Feb. 28, 2023 shares	Oct. 31, 2022 ₪ / shares shares
Equity [Line Items]
Effective equity description																	the Company’s shares were split in a ratio of 1:0.712434.
Number of shares issued					221,537
Ordinary shares price | $ / shares																		$ 247
Gross proceeds (in Dollars)							$ 9,363	₪ 30,000															$ 2,379	$ 18,836
Other expenses, by nature (in Dollars) | $					$ 1,570																12,586		$ 7,194	1,384
Aggregate amounts (in Dollars) | $																					$ 946
Borrowings, interest rate			11.50%		10.00%										11.50%						11.50%	11.50%	11.50%
Aggregate amount (in Dollars)	₪ 1,268											$ 1,070	$ 1,070	$ 1,000
Allocated shares									174		3,202										6,903
Exercise price (in Dollars per share) | (per share)																					$ 5	₪ 17.77
Ordinary share (in Dollars) | $														$ 66,667
Ordinary share												194,747	194,747		512,937	512,937					705,582
Share issued												20,000
Expense (in Dollars) | $											$ 94,545									$ 94,545			$ 1,570
Conversion of stock shares converted																					57,096
Share Option																							182,778
Warrants exercisable price (in Dollars per share) | $ / shares																							$ 223.16
SPAC [Member]
Equity [Line Items]
Number of shares issued																											45,332
PIPE Investors [Member]
Equity [Line Items]
Number of shares issued						5,000
Ordinary shares price | $ / shares						$ 10
Gross proceeds (in Dollars) | $						$ 50,000
PIPE Financing [Member]
Equity [Line Items]
Number of shares issued						4,000
2022 Investors [Member]
Equity [Line Items]
Number of shares issued																		9,119										9,119
Ordinary shares price | (per share)																		$ 260										₪ 863
Proceeds from issuance of private offering																		$ 2,250	₪ 7,900
Issuance cost (in Dollars) | $																		$ 224
Percentage of investor interest																		10.00%	10.00%
Aggregate amounts (in Dollars) | $					$ 2,500
Equity Purchase Agreement [Member]
Equity [Line Items]
Number of shares issued					100,000
Ordinary shares [Member]
Equity [Line Items]
Number of shares issued			1,300												1,300								1,300
Total consideration (in Dollars) | $																							$ 233
Bottom of range [member]
Equity [Line Items]
Exercise price (in Dollars per share) | (per share)																					$ 0.4	₪ 1.4
Bottom of range [member] | PIPE Financing [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $						$ 4,000
Top of range [member]
Equity [Line Items]
Ordinary shares price | $ / shares																					8.5	₪ 8.5
Exercise price (in Dollars per share) | (per share)																					$ 165.1	₪ 610.9
Top of range [member] | PIPE Financing [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $						$ 50,000
Elyakim Shmuel Baruch Kislev [Member]
Equity [Line Items]
Number of shares issued																											2,000
Lior Tamar Investments [Member]
Equity [Line Items]
Number of shares issued																											2,500
Dominion Capital LLC [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $					$ 10,000
Borrowings, interest rate					24.00%
Lind SPA [Member]
Equity [Line Items]
Aggregate amounts (in Dollars) | $			$ 4,800	$ 4,800
Accredited Investors [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $																					$ 1,300
Allocated shares																					115,022
Claymore [Member]
Equity [Line Items]
Borrowings, interest rate										20.00%															10.00%
Aggregate amount (in Dollars) | $										$ 275
Ordinary share										50,000
Warrants [member]
Equity [Line Items]
Number of shares issued																											160,438
Exercise price (in Dollars per share) | (per share)																						₪ 5	$ 1,300
Warrants [member] | 2022 Investors [Member]
Equity [Line Items]
Ordinary shares price | ₪ / shares																												₪ 949
Warrants [member] | Bottom of range [member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares																					$ 5
Warrants [member] | Top of range [member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares																					$ 7
Ordinary shares [Member]
Equity [Line Items]
Number of shares issued		512,937											512,937													127,867
Ordinary shares price | $ / shares		$ 9											$ 9													$ 9
Aggregate amount (in Dollars) | $															$ 4,616	$ 4,616					$ 4,800
Exercise price (in Dollars per share) | $ / shares		$ 9
Share issued												14,231
Private Warrants Exercise [Member]
Equity [Line Items]
Private warrants																					57,096	57,096
Total consideration (in Dollars) | $																					$ 5,057	₪ 5,057
Provident Funds Ltd [Member]
Equity [Line Items]
Ordinary share																							182,778